Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Stock options outstanding and exercisable
The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2017		2016
		Weighted-		Weighted-
	Number	Average	Number	Average
	of	Exercise	of	Exercise
(000s except per share amounts)	Options	Price (C$)	Options	Price (C$)
Options outstanding, beginning of year	6,046	6.87	5,348	9.05
Granted	1,043	2.16	1,470	2.19
Cancelled / Forfeited	(1,281)	6.75	(54)	11.84
Expired	(849)	11.43	(718)	12.95
Options outstanding, end of year	4,959	5.10	6,046	6.87
Options exercisable, end of year	2,925	6.87	3,527	9.14

Range of exercise prices of outstanding share options

	Options Outstanding			Options Exercisable
		Weighted-			Weighted-
	Number	Average	Weighted-	Number	Average	Weighted-
Exercise	Outstanding at	Remaining	Average	Exercisable at	Remaining	Average
Prices	December 31, 2017	Contractual	Exercise Price	December 31, 2017	Contractual	Exercise
(C$)	(000s)	Life (Years)	(C$)	(000s)	Life (Years)	Price (C$)
2.16 - 2.17	953	4.4	2.16	—	—	—
2.18 - 3.59	1,212	3.2	2.19	404	3.2	2.19
3.60 - 6.13	820	2.4	4.99	547	2.4	4.99
6.14 - 8.20	820	1.4	7.26	820	1.4	7.26
8.21 - 9.13	1,154	0.2	9.13	1,154	0.2	9.13
	4,959	2.3	5.10	2,925	1.4	6.87

Measurement of fair value of share options granted
The weighted average fair value of options granted during the period and the assumptions used in their determination are as noted below:

	2017	2016
Weighted average fair market value per option (C$)	0.70	0.72
Risk free interest rate (%)	0.74%	0.54%
Expected volatility (based on actual historical volatility) (%)	48.67%	49.76%
Dividend rate	—%	—%
Expected forfeiture rate (non-executive employees) (%)	—%	—%
Suboptimal exercise factor	1.25	1.25

Number of RSUs, PSUs and DSUs outstanding
The number of RSUs, PSUs and DSUs outstanding as at December 31, 2017:

	Restricted	Performance	Deferred
	Share	Share	Share
(000s)	Units	Units	Units
Units outstanding, beginning of year	546	1,366	437
Granted	807	573	214
Exercised	(245)	(248)	(56)
Forfeited	(138)	(315)	—
Units outstanding, end of year	970	1,376	595